THRIVENT CHURCH LOAN AND INCOME FUND

Registrant CIK 0001721413

Form N-CEN for

Fiscal Year Ended 03/31/2019

PART G: Attachments

Item G.1.b.ii.: Instruments defining the rights of the holders of any new or amended classes of securities

The current prospectus was filed with the SEC on October 3, 2018 (Acc-no: 0001193125-19-005039, 33 Act File No. 333-226163).